UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06680

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                              BHIRUD FUNDS INC.

              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.

                       6 Thorndal Circle, Suite 205, Darien, CT 06820

               (Address of principal executive offices)(Zip code)

          -----------------------------------------------------------

                              SURESH L. BHIRUD

                          C/o Bhirud Associates, Inc.

                      6 Thorndal Circle, Suite 205, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659

              Registrant's telephone number, including area code

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Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Apex Mid Cap Growth Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares				Value

COMMON STOCKS - 85.46%

Air Transportation, Scheduled - 1.04%
500	JetBlue Airways Corp. *			$ 3,490

Agricultural Chemicals - 1.42%
4,000	Rentech, Inc. *			4,760

Auto/Truck-Original Equipment - 0.00%
58	Dias Holding, Inc. *			0

Biological Products - 1.98%
100	Gilead Sciences, Inc. *			3,967
100	Onyx Pharmaceuticals, Inc. *			2,683
				6,650
Cable TV - 4.99%
1,500	Tivo, Inc. *			16,725

Canned, Fruits, Veg & Preserves, Jams & Jellies -1.28%
300	Del Monte Foods Co.			4,302

Computer-Storage Devices - 5.07%
100	Sandisk Corp. *			3,763
900	Seagate Technology, Inc. *			13,239
				17,002
Electronic Commerce - 0.00%
200	GSV, Inc. *			3
				3
Engines & Turbines - 2.91%
13,000	Capstone Turbine Corp. *			9,750

Electronics-Manufacturing - 3.16%
3,000	Emcore Corp. *			3,780
100	Marvell Technology Group Ltd. *			1,928
100	MEMC Electronic Materials, Inc. *			1,282
12	Verigy Ltd. *			110
300	Yingli Green Energy Holding Co., Ltd. *			3,498
				10,598
Energy-Alternate Sources - 19.68%
2,000	China Sunergy Co., Ltd. ADR *			9,020
2,000	JA Solar Holdings Co., Ltd. *			16,660
100	LDK Solar Co. ADR *			1,137
1,300	ReneSola Ltd. ADR *			15,561
1,000	Solarfun Power Holdings Co., Ltd. *			10,210
300	SunPower Corp. Class-A *			4,080
1,100	Suntech Power Holdings C., Ltd. *			9,339
				66,007
Fiber Optics - 0.41%
100	Ciena Corp. *			1,381

Finance-Investment Management - 2.65%
1,274	American Capital, Ltd. *			8,893

Gas & Other Services Combined - 1.30%
300	Clean Energy Fuels Corp. *			4,356

Industrial Organic Chemicals - 0.57%
500	Verenium Corp. *			1,915

Internet Content - 1.68%
1,333	CDC Corp. Class A *			5,625

Internet Software - 0.18%
200	RealNetworks, Inc. *			600

Measuring & Controlling Devices, NEC - 1.20%
300	Nanometrics, Inc. *			4,041

Medical-Biomed/Genetics - 2.39%
1,000	Sinovac Biotech Ltd. *			4,040
8	Vivus, Inc. *			62
3,000	Zalicus, Inc. *			3,900
				8,002
Medical Chemicals & Botanical Products - 1.11%
300	Savient Pharmaceuticals, Inc. *			3,729

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.90%
1,000	A123 Systems, Inc. *			9,720

Miscellaneous Manufacturing Industries - 1.14%
2,000	China Gengsheng Minerals, Inc. *			3,838

Miscellaneous Metal Ores - 1.59%
300	Stillwater Mining Co. *			5,340

Motor Homes - 0.60%
200	Winnebago Industries, Inc. *			2,000

National Commercial Banks - 0.41%
2,000	Citizens Republic Bancorp, Inc. *			1,360

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.01%
200	Align Technology, Inc. *			3,404

Plastics Products - 1.96%
1,100	Entegris, Inc. *			6,589

Primary Smelting & Refining of Nonferrous Metals - 1.69%
4,000	China Direct Industries, Inc. *			5,680

Radio Broadcasting Stations - 5.81%
13,000	Sirius XM Radio, Inc. *			19,500

Retail-Grocery Stores - 1.19%
100	Whole Foods Market, Inc. *			3,975

Retail-Retail Stores - 1.24%
2,000	Geeknet, Inc. *			4,160

Semiconductors & Related Devices - 3.21%
200	Finisar Corp. *			3,406
500	RF Micro Devices, Inc. *			3,645
500	Smart Modular Technologies, Inc. *			3,700
				10,751
Services-Advertising Agencies - 0.93%
300	Interpublic Group of Companies, Inc. *			3,105

Services-Engineering Services - 0.64%
300	A-Power Energy Generation Systems Ltd. *			2,142

Services-Prepackaged Software - 1.92%
100	Adobe Systems, Inc. *			2,815
2,000	Netsol Technologies, Inc. *			3,620
				6,435
Specialty Industry Machinery, NEC - 1.24%
100	Veeco Instruments, Inc. *			4,150

Surgical & Medical Instruments & Apparatus - 1.91%
1,000	Boston Scientific Corp. *			6,390

Telecommunication Equipment - 0.31%
2,000	Nortel Networks Corp. *			43
400	Zhone Technologies, Inc. *			992
				1,035
Telephone & Telegraph Apparatus - 2.75%
2,000	Qiao Xing Universal Resources, Inc. *			3,540
100	Research In Motion Ltd. *			5,692
				9,232
Unclassified - 0.00%
100	CityView Corp. Ltd. *			0
9,000	Diamond Hitts Production, Inc. *			1
27	Learning Priority, Inc. *			0
200	TPC Liquidation, Inc. *			0
170	VPGI Corp. *			9
				10

TOTAL FOR COMMON STOCKS (Cost $434,192) - 85.46%				$ 286,645

TOTAL INVESTMENTS (Cost $434,192) - 85.46%				$ 286,645

OTHER ASSETS LESS LIABILITIES - 14.54%				48,775

NET ASSETS - 100.00%				$ 335,420

* Non-income producing security during the period
ADR - American Depository Receipts

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS

At October 31, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $434,192 amounted to $147,547, which consisted of aggregate gross unrealized appreciation of $43,548 and aggregate gross unrealized depreciation of $191,095.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 286,645	$0	$0	$286,645
Real Estate Investment Trusts	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$0	$0	$0	$0
Total	$286,645	$0	$0	$286,645

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

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        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 29, 2010

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 29, 2010